Noncontrolling Interests - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended
	Feb. 28, 2015	Jun. 30, 2017	May 31, 2017	Dec. 31, 2016	Dec. 01, 2016	Jun. 30, 2016	Apr. 30, 2016	Nov. 30, 2015	May 31, 2015
Koolearn Corporation [Member]
Noncontrolling Interest [Line Items]
Ordinary shares issued	5,000,000
Cash consideration received on issuance of equity	$ 3,752
Noncontrolling interest, equity percentage									5.90%
Beijing New Road Information Consulting Services Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest, equity percentage	49.00%
Noncontrolling interest, ownership percentage by parent	51.00%
Beijing New Oriental Xuncheng Network Technology Company Limited [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest, equity percentage		1.70%	1.30%	1.30%			12.50%	21.00%
Noncontrolling interest, ownership percentage by parent			68.00%
Jinzhou New Oriental Training School [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest, equity percentage							40.00%
Noncontrolling interest, ownership percentage by parent							60.00%
Dongfangyouba [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest, equity percentage						49.00%
Noncontrolling interest, ownership percentage by parent						51.00%
Ainuoshida [Member]
Noncontrolling Interest [Line Items]
Business acquisition, equity interest			51.00%		33.00%